UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a)

Gadsden Dynamic Multi-Asset ETF Ticker: GDMA Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://gadsdenfunds.com

This annual shareholder report contains important information about the Gadsden Dynamic Multi-Asset ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://gadsdenfunds.com. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$65	0.59%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception (11/14/18)
Gadsden Dynamic Multi-Asset ETF - NAV	20.54%	8.31%	8.68%
Solactive US Aggregate Bond Index	2.42%	(0.62)%	2.26%
Solactive GBS Global Markets All Cap USD Index	17.30%	13.60%	12.77%
60% Dow Jones Global Index/40% ICE BofA 0-3 Month Treasury	12.09%	9.48%	8.89%
ICE BofA 0-3 Month US Treasury Bill Index	4.48%	3.04%	2.65%
Dow Jones Global Index	17.20%	13.48%	12.65%
The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap Index are provided as broad measures of market performance. The 60% Dow Jones Global Index/40% ICE BofA 0-3 Month US Treasury Bill Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://gadsdenfunds.com for more recent performance information.

Annual Shareholder Report: September 30, 2025

Gadsden Dynamic Multi-Asset ETF Ticker: GDMA Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://gadsdenfunds.com

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund delivered strong positive performance for the twelve-month period ended September 30, 2025. Most major asset classes contributed gains, supported by resilient global growth, easing inflation pressures, and improving investor sentiment toward risk assets.

•Equities: The primary driver of performance was the Fund’s tactical overweight to risk assets—particularly technology and AI-related companies. Early in 2025, the Fund’s temporary underweight to global equities proved beneficial as geopolitical concerns and renewed trade tensions led to a brief equity market sell-off. Following that correction, the Fund increased exposure to technology and AI-related stocks that had underperformed, which subsequently rebounded sharply amid ongoing strong demand for AI and related investments. Although the Fund remained modestly underweight U.S. equities overall, its overweight to global equities—especially in markets that benefited from a weaker U.S. dollar—added meaningfully to results. Other tactical exposures with strong performance included European and U.S. defense industry holdings, which gained as the geopolitical environment led to a significant rerating of sector prospects, and uranium-related equities, which advanced sharply amid renewed investor interest in nuclear power as an increasingly important energy source for AI-driven electricity demand.
•Fixed Income: Fixed income detracted slightly from performance. The Fund maintained a deliberate underweight to interest-rate-sensitive securities, as the procyclical stance of U.S. monetary policy was viewed as a headwind for duration exposure.
•Real Assets: The Fund favored real-asset exposures, particularly gold, precious metals, and related miners, which benefited from persistent expectations for loose monetary policy and, at times, concerns about longer-term monetary debasement.
•Currency Exposure: Currency positions contributed positively, primarily through modest tactical allocations to cryptocurrencies. These positions were added following a sharp sell-off in March 2025 and rebounded strongly alongside other risk assets as markets began pricing in more aggressive monetary easing.

The Fund’s disciplined, risk-balanced allocation process—combined with tactical emphasis on growth-oriented, real-asset, and globally diversified exposures—was the key contributor to its strong absolute and relative results for the fiscal year.

KEY FUND STATISTICS (as of Period End)
Net Assets	$155,906,468	Portfolio Turnover Rate*	661%
# of Portfolio Holdings	42	Advisory Fees Paid	$847,528
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	42.6%
Global Equity ETFs	27.3%
Fixed Income ETFs	15.7%
Commodity ETFs	13.2%
Cash and Cash Equivalents	1.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://gadsdenfunds.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: September 30, 2025

(b) Not applicable
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A
(c)Tax Fees	$2,250	$2,250
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

EXCHANGE TRADED FUNDS - 56.2%	Shares	Value
abrdn Physical Silver Shares ETF(a)(b)	132,478	$5,892,621
Fidelity Ethereum Fund(a)	24,151	1,003,474
Franklin FTSE China ETF(b)	151,197	3,932,634
Franklin FTSE India ETF(b)	200,545	7,478,323
Franklin FTSE Japan ETF(b)	215,421	7,444,950
Grayscale Ethereum Mini Trust ETF(a)(b)	54,390	2,131,000
iShares Ethereum Trust ETF(a)	31,827	1,002,869
iShares Latin America 40 ETF(b)	108,333	3,129,740
iShares MSCI Global Gold Miners ETF(b)	89,347	5,781,644
iShares MSCI Hong Kong ETF	174,756	3,765,992
KraneShares CSI China Internet ETF(b)	74,841	3,144,070
Schwab Emerging Markets Equity ETF	93,340	3,114,756
Schwab Fundamental Emerging Markets Equity ETF(b)	85,399	3,088,028
Schwab Fundamental International Equity ETF(b)	35,641	1,531,137
Select STOXX Europe Aerospace & Defense ETF	17,067	801,637
SPDR Bloomberg Short Term International Treasury Bond ETF	329,886	9,177,429
SPDR EURO STOXX 50 ETF	37,271	2,315,275
SPDR S&P Bank ETF(b)	48,309	2,870,521
VanEck Bitcoin ETF(a)	70,412	2,279,237
VanEck Ethereum ETF(a)(b)	39,952	2,434,275
VanEck J. P. Morgan EM Local Currency Bond ETF	600,067	15,307,709
TOTAL EXCHANGE TRADED FUNDS (Cost $82,639,455)		87,627,321

COMMON STOCKS - 42.6%
Communication Services - 13.5%
Interactive Media & Services - 13.5%
Alphabet, Inc. - Class C	27,580	6,717,109
Baidu, Inc. - ADR (a)(b)	33,549	4,420,752
Bilibili, Inc. - ADR (a)(b)	84,110	2,362,650
Meta Platforms, Inc. - Class A	4,986	3,661,618
Tencent Holdings Ltd. - ADR	46,286	3,941,253
Total Communication Services		21,103,382

Consumer Discretionary - 6.3%
Automobile Manufacturers - 1.1%
XPeng, Inc. - ADR (a)(b)	71,817	1,681,954

Broadline Retail - 5.2%
Alibaba Group Holding Ltd. - ADR	29,082	5,197,826
Amazon.com, Inc. (a)	13,515	2,967,489
		8,165,315
Total Consumer Discretionary		9,847,269

The accompanying notes are an integral part of these financial statements.

1

GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 42.6% (CONTINUED)	Shares	Value
Energy - 2.6%
Coal & Consumable Fuels - 2.6%
Cameco Corp. (b)	47,233	$3,960,959

Health Care - 0.9%
Biotechnology - 0.9%
Natera, Inc. (a)	8,887	1,430,541

Information Technology - 15.6%
Semiconductor Materials & Equipment - 3.4%
ASML Holding NV	5,367	5,195,739

Semiconductors - 7.7%
Advanced Micro Devices, Inc. (a)	20,258	3,277,542
NVIDIA Corp.	20,452	3,815,934
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17,652	4,930,027
		12,023,503
Systems Software - 4.5%
Microsoft Corp.	5,605	2,903,110
Oracle Corp.	14,738	4,144,915
		7,048,025
Total Information Technology		24,267,267

Materials - 3.2%
Gold - 3.2%
Agnico Eagle Mines Ltd. (b)	9,979	1,682,060
Anglogold Ashanti PLC (b)	22,903	1,610,768
Kinross Gold Corp.	65,746	1,633,788
Total Materials		4,926,616

Utilities - 0.5%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	7,043	792,338
TOTAL COMMON STOCKS (Cost $52,692,935)		66,328,372

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)	36,234,604	36,234,604
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $36,234,604)		36,234,604

The accompanying notes are an integral part of these financial statements.

2

GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	1,993,155	$1,993,155
TOTAL MONEY MARKET FUNDS (Cost $1,993,155)		1,993,155

TOTAL INVESTMENTS - 123.3% (Cost $173,560,149)		$192,183,452
Liabilities in Excess of Other Assets - (23.3)%		(36,276,984)
TOTAL NET ASSETS - 100.0%		$155,906,468

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $35,363,481.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

3

GADSDEN DYNAMIC MULTI-ASSET ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS:
Investments, at value (See Note 2)	$192,183,452
Dividends receivable	16,134
Security lending income receivable (See Note 4)	12,187
Dividend tax reclaims receivable	2,275
Total assets	192,214,048

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	36,234,604
Payable to adviser (See Note 3)	72,976
Total liabilities	36,307,580
NET ASSETS	$155,906,468

NET ASSETS CONSISTS OF:
Paid-in capital	$173,374,400
Total accumulated losses	(17,467,932)
Total net assets	$155,906,468

Net assets	$155,906,468
Shares issued and outstanding(a)	4,050,000
Net asset value per share	$38.50

COST:
Investments, at cost	$173,560,149

LOANED SECURITIES:
at value (included in investments)	$35,363,481

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividend income	$2,971,967
Less: Issuance fees	(1,110)
Less: Dividend withholding taxes, net	(6,897)
Securities lending income (See Note 4)	98,982
Total investment income (loss)	3,062,942

EXPENSES:
Investment advisory fee (See Note 3)	847,528
Total expenses	847,528
NET INVESTMENT INCOME (LOSS)	2,215,414

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(7,743,316)
In-kind redemptions	18,152,348
Distributions received from other investment companies	7,190
Net realized gain (loss)	10,416,222
Net change in unrealized appreciation (depreciation) on:
Investments	13,042,965
Foreign currency translation	(122)
Net change in unrealized appreciation (depreciation)	13,042,843
Net realized and unrealized gain (loss)	23,459,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,674,479

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$2,215,414	$4,511,918
Net realized gain (loss)	10,416,222	10,677,863
Net change in unrealized appreciation (depreciation)	13,042,843	2,497,660
Net increase (decrease) in net assets from operations	25,674,479	17,687,441

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,463,923)	(6,113,035)
Total distributions to shareholders	(3,463,923)	(6,113,035)

CAPITAL TRANSACTIONS:
Shares sold	314,375,775	299,699,272
Shares redeemed	(334,833,174)	(311,420,250)
Net increase (decrease) in net assets from capital transactions	(20,457,399)	(11,720,978)

NET INCREASE (DECREASE) IN NET ASSETS	1,753,157	(146,572)

NET ASSETS:
Beginning of the year	154,153,311	154,299,883
End of the year	$155,906,468	$154,153,311

SHARES TRANSACTIONS
Shares sold	9,440,000	9,700,000
Shares redeemed	(10,110,000)	(10,080,000)
Total increase (decrease) in shares outstanding	(670,000)	(380,000)

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the year ended	Net asset value, beginning of year	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of year	Total return(d)	Net assets, end of year (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(e)
Gadsden Dynamic Multi-Asset ETF
9/30/2025	$32.66	0.51	6.06	6.57	(0.73)	—	—	(0.73)	—	$38.50	20.54%	$155,906	0.59%	1.54%	661%
9/30/2024	$30.25	0.93	2.73	3.66	(1.25)	—	—	(1.25)	—	$32.66	12.41%	$154,153	0.59%	3.01%	674%
9/30/2023	$32.45	0.96	(2.80)	(1.84)	(0.36)	—	—	(0.36)	—	$30.25	-5.66%	$154,300	0.59%	3.19%	542%
9/30/2022	$31.20	0.81	1.01	1.82	(0.57)	—	—	(0.57)	—	$32.45	5.87%	$142,768	0.59%	2.54%	219%
9/30/2021(g)	$28.30	0.21	2.91	3.12	(0.19)	—	(0.03)	(0.22)	0.00(f)	$31.20	10.13%	$117,005	0.59%	0.73%	99%
10/31/2020 (g)	$25.99	0.24	2.68	2.92	(0.28)	(0.33)	—	(0.61)	0.00(f)	$28.30	11.46%	$83,471	0.59%	0.91%	536%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than $0.005 per share.
(g)	Gadsden Dynamic Multi-Asset ETF previously used an October 31st fiscal year end. The Fund moved to the EA Series Trust on November 2, 2020 and currently uses a September 30th fiscal year end.
The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025

NOTE 1 – ORGANIZATION

Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund is the successor to the Gadsden Dynamic Multi-Asset ETF (the “Predecessor Fund”), a series of ETF Series Solutions, which had the same investment objective as the Fund. Gadsden, LLC was the investment adviser to the Predecessor Fund. Effective November 2, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. The Predecessor Fund commenced operations on November 14, 2018. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek total return. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”)(the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is September 30, 2025, and the period covered by these Notes to Financial Statements is from October 1, 2024 to September 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$—	$87,627,321	$—	$—	$87,627,321
Common Stocks	—	66,328,372	—	—	66,328,372
Investments Purchased with Proceeds from Securities Lending(a)	36,234,604	—	—	—	36,234,604
Money Market Funds	—	1,993,155	—	—	1,993,155
Total Investments	$36,234,604	$155,948,848	$—	$—	$192,183,452

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $36,234,604 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

For the current fiscal period ended, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(15,985,459)	$15,985,459

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.59% to the Adviser monthly based on average daily net assets.
Gadsden, LLC (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$35,363,481	$36,234,604

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $98,982.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,053,011,549	$952,022,036

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$210,015,370	$332,316,168

There were no purchases or sales of U.S. Government securities during the current fiscal period.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period were as follows:

Tax cost of Investments	$175,556,114
Gross tax unrealized appreciation	19,335,677
Gross tax unrealized depreciation	(2,708,461)
Net tax unrealized appreciation (depreciation)	$16,627,216
Undistributed ordinary income	2,837,673
Undistributed long-term gain	—
Total distributable earnings	2,837,673
Other accumulated gain (loss)	(36,932,821)
Total accumulated gain (loss)	$(17,467,932)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

For the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(36,932,821)	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and the fiscal year ended September 30, 2024, were as follows:

Ordinary Income
Current Fiscal Period	Fiscal Year Ended September 30, 2024
$3,463,923	$6,113,035

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Gadsden Dynamic Multi-Asset ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gadsden Dynamic Multi-Asset ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years ended September 30, 2025, the financial highlights for each of the three years ended September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year ended September 30, 2025, the changes in its net assets for each of the two years ended September 30, 2025 and the financial highlights for each of the three years ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended September 30, 2022, the period from November 1, 2020 to September 30, 2021, and the year ended October 31, 2020, were audited by other auditors, whose reports dated November 29, 2022 and December 23, 2020 expressed an unqualified opinion on the financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

GADSDEN DYNAMIC MULTI-ASSET ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period , certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 10.45%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 20.95%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met on August 29, 2025 and September 4-5, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Gadsden Dynamic Multi-Asset ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Gadsden, LLC (the “Sub-Adviser”), each for an additional one-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared the Fund’s performance for periods ended June 30, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-, two-, and three-year periods, the Fund returned below-average results relative to the average of its peer group, but within the range of the peer group. The peer group did not contain any funds with returns for the Fund’s since inception period.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser also does not manage any other accounts that follow a similar strategy.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	December 2, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	December 2, 2025